GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 525.0	$ 651.2	$ 158.8
Trade and other receivables	3.0	4.2
Current inventories	167.2	152.1
Other current financial assets	27.0	14.3
Other current non-financial assets	113.3	96.1
Current assets	835.5	917.9
Non-current assets:
Property, plant and equipment	6,775.2	6,684.8
Intangible assets and goodwill	391.8	396.4
Investments in associates	0.0	34.3
Deferred tax assets	96.2	98.1
Other non-current financial assets	81.0	88.7
Other non-current non-financial assets	203.0	202.6
Assets	8,382.7	8,422.8
Current liabilities [abstract]
Trade and other current payables	274.7	240.4
Income taxes payable	37.4	45.0
Other current financial liabilities	76.0	78.8
Other current provisions	57.7	77.6
Current liabilities	445.8	441.8
Non-current liabilities [abstract]
Non-current portion of non-current borrowings	772.8	993.8
Non-current provision for decommissioning, restoration and rehabilitation costs	352.9	363.5
Deferred tax liabilities	1,364.2	1,229.1
Other non-current financial liabilities	121.9	109.7
Deferred tax liabilities	121.9	112.6
Liabilities	3,179.5	3,250.5
Equity
Equity attributable to owners of parent	4,395.9	4,346.3
Non-controlling interests	807.3	826.0
Total equity	5,203.2	5,172.3	$ 4,219.9
Total liabilities and equity	$ 8,382.7	$ 8,422.8